RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	54,019	48,662
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	7,330,349	3,765,455
Financial assets	$ 54,019	$ 48,662